Significant Accounting Policies (Details) - Schedule of useful life of intangible assets	12 Months Ended
Dec. 31, 2022
Patents [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	10 years
Customer relations [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	3 years 6 months
Customer relations [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	10 years
Order backlog [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	1 year
Technology [Memeber] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	2 years
Technology [Memeber] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	4 years